SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings
Properties and equipment, net
Estimated useful lives	40 years
Equipment and furniture | Minimum
Properties and equipment, net
Estimated useful lives	2 years
Equipment and furniture | Maximum
Properties and equipment, net
Estimated useful lives	5 years
Software | Minimum
Properties and equipment, net
Estimated useful lives	3 years
Software | Maximum
Properties and equipment, net
Estimated useful lives	5 years
Aerial photogrammetry equipment
Properties and equipment, net
Estimated useful lives	10 years
Vehicles | Minimum
Properties and equipment, net
Estimated useful lives	2 years
Vehicles | Maximum
Properties and equipment, net
Estimated useful lives	8 years